PROPERTY, PLANT AND EQUIPMENT - Accumulated depreciation and impairment loss (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT
Balance at the beginning of year	$ 3,152.9
Depreciation	535.2	$ 551.2	$ 516.0
Balance at the end of year	3,034.3	3,152.9
Land, buildings and leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Balance at the beginning of year	131.0
Balance at the end of year	123.0	131.0
Furniture and equipment
PROPERTY, PLANT AND EQUIPMENT
Balance at the beginning of year	221.0
Balance at the end of year	241.1	221.0
Telecommunication networks
PROPERTY, PLANT AND EQUIPMENT
Balance at the beginning of year	2,641.5
Balance at the end of year	2,503.7	2,641.5
Projects under development
PROPERTY, PLANT AND EQUIPMENT
Balance at the beginning of year	159.4
Balance at the end of year	166.5	159.4
Accumulated amortization and impairment losses
PROPERTY, PLANT AND EQUIPMENT
Balance at the beginning of year	(6,514.2)	(6,116.0)
Depreciation	535.2	551.2
Retirement, disposals and other	179.2	153.0
Balance at the end of year	(6,870.2)	(6,514.2)	(6,116.0)
Accumulated amortization and impairment losses | Land, buildings and leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Balance at the beginning of year	(106.2)	(99.2)
Depreciation	9.8	9.1
Retirement, disposals and other	2.3	2.1
Balance at the end of year	(113.7)	(106.2)	(99.2)
Accumulated amortization and impairment losses | Furniture and equipment
PROPERTY, PLANT AND EQUIPMENT
Balance at the beginning of year	(1,090.1)	(1,096.1)
Depreciation	70.0	74.2
Retirement, disposals and other	91.7	80.2
Balance at the end of year	(1,068.4)	(1,090.1)	(1,096.1)
Accumulated amortization and impairment losses | Telecommunication networks
PROPERTY, PLANT AND EQUIPMENT
Balance at the beginning of year	(5,317.9)	(4,920.7)
Depreciation	455.4	467.9
Retirement, disposals and other	85.2	70.7
Balance at the end of year	$ (5,688.1)	$ (5,317.9)	$ (4,920.7)